Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Statement of Cash Flows [Abstract]
Net (loss)	$ (5,504,481)	$ (3,401,295)	$ (4,940,548)	$ (4,378,074)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share based compensation expenses	1,635,155	579,437	777,576	640,394
Amortization and depreciation	44,654	43,544	57,894	27,055
Impairment of intangible assets				41,045
Gain on disposal of subsidiary				(8,298)
Impairment of fixed assets	1,261
Change in operating assets and liabilities:
(Increase) decrease in accounts receivable	555,729	760,120	(775,837)	(1,437,329)
(Increase) decrease in prepayment and deposit	(1,695,534)	(2,798,735)	(2,684,965)	1,975,673
(Increase) decrease in other receivable	141,173	(646,529)	(32,545)	(906,265)
(Increase) decrease in inventories	1,253	(14,508)	(6)	(1,401)
Increase (decrease) in accounts payable	(1,871,709)	(798,171)	1,114,653	(230,118)
Increase (decrease) in accrual and other payables	1,093,377	1,156,637	639,107	2,509
Increase (decrease) in due to lease liability	(1,322)	(3,191)	(3,191)	3,191
Net Cash provided by (used in) operating activities	(5,600,444)	(5,122,691)	(5,847,862)	(4,271,618)
Cash flows from investing activities
Purchase of equipment	(67,761)	(13,776)	(14,394)	(16,996)
Purchase of intangible assets			(11,678)	(221,489)
Net cash provided by (used in) investing activities	(67,761)	(13,776)	(26,072)	(238,485)
Cash flows from financing activities
Proceed from convertible note	5,530,000
Proceed from loan payable		299,695	299,695	1,654,207
Advances from stock subscription payables		390,000
Common stock issued for cash	12,020,000	4,674,498	5,114,499	5,886,500
Cancellation of shares				(15,000)
Net cash provided by (used in) financing activities	17,550,000	5,364,193	5,414,194	5,174,600
Effect of exchange rates on cash and cash equivalents	(473,202)	38,005	70,956	83,301
Net change in cash	11,408,593	265,731	(388,784)	747,798
Cash at beginning of period	461,933	850,717	850,717	102,919
Cash at end of period	11,870,526	1,116,448	461,933	850,717
Repayment to related parties				(1,351,107)
Major non-cash transactions:
Conversion of loan payables to shares		1,941,000	1,941,000
Supplemental disclosures of cash flow information:
Interest paid
Taxes paid
Execution of convertible notes				$ (1,000,000)